INVENTORY (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of inventories [Abstract]
Schedule of inventory

	December 31, 2017	December 31, 2016
	$	$
Current:
Finished goods	19,262	11,627
Stockpiled ore	6,806	30,574
Leach pad inventory	128,783	86,696
Materials and supplies	27,730	26,018
	182,581	154,915
Non-current materials and supplies (note 8)	3,973	1,811
	186,554	156,726